NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES	12 Months Ended
Dec. 31, 2020
NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES
NOTE 6 - NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES

As of December 31, 2020 and 2019, the Company had unamortized discount of $0 and $0 respectively.

The Company analyzed the below convertible notes for derivatives noting none. The Company evaluated these convertible notes for beneficial conversion features and concluded that the beneficial conversion features resulted in a debt discount in the amount of $14,805, as of December 31, 2020.

	Original	Due	Interest	Conversion	Dec 31,
Name	Note Date	Date	Rate	Rate	2020

Related Party Convertible Notes Payable:
Mike Zaman	01/19/2018	01/19/2019	12%	$0.50	-
Montse Zaman	03/25/2020	03/25/2021	12%	$-	1,000
Montse Zaman	04/28/2020	04/28/2021	12%	$-	-
Montse Zaman	05/22/2020	05/22/2021	12%	$-	-
Willy A Saint-Hilaire	09/29/2020	09/29/2021		-	19,913
Total Convertible Related Party Notes Payable					20,913
Less: Debt Discount					14,805
Convertible Notes Payable, net of Discount - Related Party					5,508

Third Party Convertible Notes Payable:
Willy A. Saint-Hilaire	02/27/2020	02/27/2021	12%	$-	-
Willy A. Saint-Hilaire	03/08/2020	03/08/2021	12%	$-	-
Willy A. Saint-Hilaire	03/24/2020	03/24/2021	12%	$-	-
Willy A. Saint-Hilaire	03/24/2020	03/24/2021	12%	$-	-
Willy A. Saint-Hilaire	03/24/2020	03/24/2021	12%	$-	-
Total Convertible Third Party Notes Payable					-
Less: Debt Discount					-
Convertible Notes Payable, net of Discount - Third Party					-

Third Party Non-Convertible Notes Payable:
Small Business Administration – EIDL	04/30/2020	04/30/2050	3.75%	$-	4,000
Total Third Party Non-Convertible Notes Payable					4,000

In April 2020, Crown Equity Holdings executed the standard loan documents required for securing a loan (the “EIDL Loan”) from the SBA under its Economic Injury Disaster Loan (“EIDL”) assistance program in light of the impact of the COVID-19 pandemic on the Company’s business.

The balance of principal and interest is payable thirty years from the date of the SBA Note. In connection therewith, the Company received a $4,000 advance.

Mike Zaman

As of December 31, 2019, the Company owed Mike Zaman a total of $760 and remaining accrued interest of $3,503. The balance of $760 was paid on January 13, 2020 and the remaining accrued interest of $3,503 were not converted as of December 30, 2020.

Montse Zaman

On March 27, 2020, the Company entered into a convertible promissory note with Montse Zaman in the amount of $5,000. The note carries interest at 12% per annum. The holder has the right to convert principal of the note and accrued interest into Common shares. The company made principal reduction payments of $1,000 and $3,000 on August 21, 2020 and October 9, 2020 respectively. As of December 31, 2020, the balance on this note was $1,000.

On April 28, 2020, the Company entered into a convertible promissory note with Montse Zaman in the amount of $4,000. The note carries interest at 12% per annum. The holder has the right to convert principal of the note and accrued interest into Common shares. The company made principal reduction payments of $2,000 and $2,000 on September 10, 2020 and November 12, 2020 respectively. As of December 31, 2020, the balance on this note was $0.

On May 22, 2020, the Company entered into a convertible promissory note with Montse Zaman in the amount of $1,500. The note carries interest at 12% per annum. The holder has the right to convert principal of the note and accrued interest into Common shares. The Company made payments of $700 and $800 on May 22, 2020 and July 31, 2020 respectively. As of December 31, 2020, the balance on this note was $0.

Willy Ariel Saint-Hilaire

On February 27, 2020, the Company entered into a promissory note with Willy Ariel Saint-Hilaire in the amount of $14,500. The note carries interest at 12% per annum. On July 31, 2020, the principal balance of $14,500 and accrued interest of $744 for a total of $15,244 were converted into 30,488 common shares at a conversion rate of $.50 per share.

On March 8, 2020, the Company entered into a promissory note with Willy Ariel Saint--Hilaire in the amounts of $1,581. The notes carry interest at 12% per annum. On July 31, 2020, the principal balance of $1,581 and accrued interest of $75 for a total of 1,656 were converted into 3,312 common shares at a conversion rate of $.50 per share.

On March 24, 2020, the Company entered into promissory notes with Willy Ariel Saint-Hilaire in the amounts of $500, $400, and $652. The notes carry interest at 12% per annum. On July 31, 2020, the principal balance of $500, $400, $652 and accrued interest of $21, $17, $2 respectively for a total of $1,592 were converted into 3,184 common shares at a conversion rate of $.50 per share.

On September 20, 2020, the Company entered into a promissory note with Willy A Saint-Hilaire in the amount of $23,175 payable in 12 equal monthly installments of $1,931.25. As original issuance discount for the note, the Company issued Common Stock for a total of 23,175 shares. The fair market value of the shares were in excess of the note and the company recorded a debt discount of $23,175. Two monthly payments, for a total of $3,862 were paid during the fiscal year. As of December 31, 2020, the balance on this note was $19,313.